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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-22769

Broadmark Funds

(Exact name of registrant as specified in charter)

300 Drake’s Landing Road, Suite 150	Greenbrae, CA	94904
	(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq

Ultimus Fund Solutions, LLC    225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 925-4970

Date of fiscal year end:       November 30, 2013

Date of reporting period:      November 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

BROADMARK TACTICAL PLUS FUND LETTER TO SHAREHOLDERS	January 6, 2014

Dear Shareholder:

Enclosed is the first annual report to shareholders of Broadmark Tactical Plus Fund (the “Fund”), the initial series of Broadmark Funds. On behalf of the Fund and its investment adviser, Broadmark Asset Management LLC, I would like to thank you for your investment.

From inception on December 31, 2012 through November 30, 2013, the Investor Class and Institutional Class of Broadmark Tactical Plus Fund (the “Fund”) generated positive returns of 16.60% and 16.20%, respectively, versus 29.12% for the Fund’s benchmark, the S&P 500 Index.

From inception on December 31, 2012 through December 31, 2013, the Investor Class and Institutional Class of the Fund generated positive returns of 18.63% and 19.03% respectively. Past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than any performance information quoted within. The Fund’s gross operating expense ratio for the Investor and Institutional Shares is 2.85% and 2.48%, respectively. However, the Fund’s adviser has agreed to a written expense limitation agreement for an initial two years to reduce its investment management fees and/or reimburse other expenses to limit current operating expenses to 1.84% and 1.49%, respectively. Otherwise, performance shown would have been lower. Performance current through the most recent month-end is available by calling 1-877-742-8061.

U.S. equity markets experienced a banner year driven by the Federal Reserve’s bond buying program. The S&P 500 Total Return Index gained 32.39% having made numerous new all-time highs throughout the year. Despite headwinds ranging from dysfunction in Washington, to the Fed’s taper talks and ultimate tapering, equity markets grinded higher with only narrow corrections. The largest correction was the May – June correction totaling less than 6%.

We are pleased with the year’s performance. The Fund’s performance compared to various long/short benchmarks has been strong. For example, the Fund outperformed the Morningstar Long/Short Equity Index, which returned 14.62% for the year.

During the calendar year ended December 31, 2013, the Fund only invested in exchange-traded derivatives (futures and options) and exchange-traded funds. The performance of the Fund, therefore, is entirely a result of our use of index-based derivatives.

Our investment process begins with an assessment of the fundamental economic environment through Valuation, Monetary Policy, and Investor Sentiment. We then validate these qualitative factors with a more quantitative assessment through our multi-factor Volume/Breadth Momentum Model. Here is a brief survey of these “Four Pillars” of our investment process:

Valuation remained elevated throughout the year. Price-to-earnings (PE) multiples rose, which commonly accompanies an accommodative Federal Reserve policy. At year-end we began to reach over-valued territory on a historical basis.

Monetary policy was extremely bullish in 2013. The recent bond buying taper announcement did not slow the advance. Rising interest rates and monetary tightening will be the headwinds for equity markets in 2014.

Sentiment has reached highly negative readings and bullish sentiment has risen to levels similar to levels preceding the 2007 and 2011 bear market and correction. Both individual investors and professional investors have become overly optimistic. We’ve seen a recent spike in individual investor flows into equity mutual funds, which typically occurs ahead of some kind of market turbulence.

We have begun to see small Momentum divergences but our momentum models remain positive. Market averages have made new highs, but demand has declined and supply has increased. We are also beginning to see a narrowing of participation in the advance.

Looking ahead we are watching interest rates and sentiment levels closely. For a bigger top in the market it appears likely that we may see a greater correction followed by new highs and larger divergences. This creates greater potential for a deeper correction.

Warmest regards,

Christopher J. Guptill
President, Broadmark Funds
Portfolio Manager, Broadmark Asset Management LLC

IMPORTANT INFORMATION

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets as of the date of the Letter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. All current and future holdings of the Fund are subject to risk and are subject to change.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested.

Risks of investing in the Fund include, but are not limited to, the following: Borrowing for investment purposes creates leverage, which can increase the risk and volatility of the Fund. Derivative instruments involve the risk of sustaining large and sudden losses and may cause, among other things, increased volatility and transaction costs or the Fund to lose more than the amount invested. Investing in exchange-traded funds (ETFs) will subject the Fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. Foreign securities, involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. These risks are magnified in emerging markets due to less stable political systems and higher rates of inflation. Short selling involves unlimited risk including the possibility that losses to the Fund may exceed the original amount it invested. Although hedging activities are generally engaged in to help offset negative movements with respect to an investment, such activities will not always be successful.

An investment in the Fund may not be suitable for all investors.

The S&P 500® Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Index results assume the reinvestment of all dividends. The Morningstar Long/Short Equity Index is made up of long-short portfolios that hold sizable stakes in both long and short positions. At least 75% of the assets are in equity securities or derivatives. An investment cannot be made directly into an index.

This report and the financial statements contained herein are provided for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Broadmark Funds are distributed by Foreside Fund Services, LLC.

BROADMARK TACTICAL PLUS FUND
PERFORMANCE INFORMATION
November 30, 2013 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
Broadmark Tactical Plus Fund – Institutional Class(a) and the S&P 500® Index

Total Return(b) (for the period ended November 30, 2013)
Since Inception(c)
Broadmark Tactical Plus Fund - Institutional Class	16.60%
Broadmark Tactical Plus Fund - Investor Class	16.20%
S&P 500® Index(d)	29.12%

Past performance is no guarantee of future results. The graph and table above do not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Performance data, current to the most recent month end, may be obtained by calling 1-877-742-8061.

(a)
The line graph above represents performance of Institutional Class only, which will vary from the performance of Investor Class based on the difference in fees paid by shareholders in the different classes.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes dividends or distributions, if any, are reinvested in shares of the Fund.
(c)	Represents the period from the commencement of operations (December 31, 2012) through November 30, 2013.
(d)	The S&P 500® Index is a widely recognized, broad-based securities market index that is comprised of 500 U.S. stocks and is an indicator of the performance of the overall U.S. stock market.

BROADMARK TACTICAL PLUS FUND
PORTFOLIO INFORMATION
November 30, 2013 (Unaudited)

Asset Allocation (% of Net Assets)

*	Includes margin deposits for futures contracts.

BROADMARK TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2013

Exchange-Traded Funds — 29.7%	Shares	Value
iShares Nasdaq Biotechnology ETF	2,239	$501,894
SPDR S&P 500 ETF Trust	13,636	2,468,116

Total Exchange-Traded Funds (Cost $2,926,852)		$2,970,010

Money Market Funds — 67.6%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (a) (Cost $6,764,231)	6,764,231	$6,764,231

Total Investments at Value — 97.3% (Cost $9,691,083)		$9,734,241

Other Assets in Excess of Liabilities — 2.7%		267,794

Net Assets — 100.0%		$10,002,035

(a)	The rate shown is the 7-day effective yield as of November 30, 2013.

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
SCHEDULE OF FUTURES CONTRACTS
November 30, 2013

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation
NASDAQ 100 E-Mini Future	12/20/2013	108	$7,533,000	$86,166

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation
E-Mini S&P 500 Future	12/20/2013	27	$2,435,535	$1,576

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2013

ASSETS
Investments in securities:
At acquisition cost	$9,691,083
At value (Note 2)	$9,734,241
Margin deposits for futures contracts (Note 2)	200,926
Dividends receivable	170
Receivable for capital shares sold	3,213
Variation margin receivable (Notes 2 and 5)	24,398
Receivable from Adviser (Note 4)	46,355
Prepaid compliance services fees (Note 4)	2,000
Other assets	18,275
TOTAL ASSETS	10,029,578

LIABILITIES
Payable to administrator (Note 4)	6,500
Accrued distribution fees (Note 4)	43
Other accrued expenses	21,000
TOTAL LIABILITIES	27,543

NET ASSETS	$10,002,035

NET ASSETS CONSIST OF:
Paid-in capital	$9,675,826
Undistributed net realized gains from securities transactions and other financial instruments	195,309
Net unrealized appreciation on:
Investments	43,158
Futures contracts	87,742
NET ASSETS	$10,002,035

NET ASSET VALUE PER SHARE:
INVESTOR CLASS
Net assets applicable to Investor Class shares	$213,118
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	18,333
Net asset value, offering price and redemption price per share (Note 2)	$11.62

INSTITUTIONAL CLASS
Net assets applicable to Institutional Class shares	$9,788,917
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	839,532
Net asset value, offering price and redemption price per share (Note 2)	$11.66

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2013(a)

INVESTMENT INCOME
Dividends	$10,624

EXPENSES
Offering costs (Note 1)	100,167
Professional fees	67,135
Trustees’ fees and expenses (Note 4)	59,636
Registration and filing fees	39,121
Organization expense (Note 1)	30,536
Fund accounting fees (Note 4)	27,593
Compliance services fees (Note 4)	24,000
Administration fees (Note 4)	22,000
Transfer agent fees, Investor Class (Note 4)	11,000
Transfer agent fees, Institutional Class (Note 4)	11,000
Insurance expense	16,729
Investment advisory fees (Note 4)	16,356
Postage and supplies	8,580
Custodian and bank service fees	7,914
Shareholder service fees, Institutional Class (Note 4)	192
Distribution fees, Investor Class (Note 4)	161
Other expenses	11,984
TOTAL EXPENSES	454,104
Fee reductions and expense reimbursements by the Adviser (Note 4):
Common	(380,016)
Investor Class	(26,527)
Institutional Class	(26,137)
NET EXPENSES	21,424

NET INVESTMENT LOSS	(10,800)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTION AND FUTURES CONTRACTS
Net realized gains from:
Investments	53,988
Option contracts written	568
Futures contracts	151,553
Net change in unrealized appreciation (depreciation) on:
Investments	43,158
Futures contracts	87,742
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND OPTION AND FUTURES CONTRACTS	337,009

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$326,209

(a)	Represents the period from the commencement of operations (December 31, 2012) through November 30, 2013.

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended November 30, 2013(a)
FROM OPERATIONS
Net investment loss	$(10,800)
Net realized gains (losses) from:
Investments	53,988
Option contracts written	568
Futures contracts	151,553
Net change in unrealized appreciation (depreciation) on:
Investments	43,158
Futures contracts	87,742
Net increase in net assets resulting from operations	326,209

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	150,000

Institutional Class
Proceeds from shares sold	9,435,619
Payments for shares redeemed	(9,793)
Net increase in Institutional Class net assets from capital share transactions	9,425,826

TOTAL INCREASE IN NET ASSETS	9,902,035

NET ASSETS
Beginning of period	100,000
End of period	$10,002,035

ACCUMULATED NET INVESTMENT LOSS	$—

CAPITAL SHARE ACTIVITY
Investor Class
Shares sold	13,333
Shares outstanding, beginning of period	5,000
Shares outstanding, end of period	18,333

Institutional Class
Shares sold	835,410
Shares redeemed	(878)
Net increase in shares outstanding	834,532
Shares outstanding, beginning of period	5,000
Shares outstanding, end of period	839,532

(a)	Represents the period from the commencement of operations (December 31, 2012) through November 30, 2013.

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
FINANCIAL HIGHLIGHTS
Investor Class

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended November 30, 2013(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)
Net realized and unrealized gains on investments	1.66
Total from investment operations	1.62

Net asset value at end of period	$11.62

Total return (b)	16.20%	(c)

Net assets at end of period	$213,118

Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	74.87%	(e)

Ratio of net expenses to average net assets (d) (f)	1.84%	(e)

Ratio of net investment loss to average net assets (d) (f) (g)	(1.16%	)(e)

Portfolio turnover rate	1,814%	(c)

(a)	Represents the period from the commencement of operations (December 31, 2012) through November 30, 2013.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Had the Adviser not reduced its fees and reimbursed expenses, the total return would have been lower.

(c)	Not annualized.
(d)	Does not include expenses from investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
(g)	The recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
FINANCIAL HIGHLIGHTS
Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended November 30, 2013(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	1.67
Total from investment operations	1.66

Net asset value at end of period	$11.66

Total return (b)	16.60%	(c)

Net assets at end of period	$9,788,917

Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	29.89%	(e)

Ratio of net expenses to average net assets (d) (f)	1.49%	(e)

Ratio of net investment loss to average net assets (d) (f) (g)	(0.74%	)(e)

Portfolio turnover rate	1,814%	(c)

(a)	Represents the period from the commencement of operations (December 31, 2012) through November 30, 2013.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Had the Adviser not reduced its fees and reimbursed expenses, the total return would have been lower.

(c)	Not annualized.
(d)	Does not include expenses from investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
(g)	The recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2013

1. Organization

Broadmark Tactical Plus Fund (the “Fund”) is a diversified series of Broadmark Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund commenced operations on December 31, 2012.

The investment objective of the Fund is to seek to produce, in any market environment, above-average risk-adjusted returns with less downside volatility than the S&P 500 Index.

The Fund offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average annual daily net assets attributable to Investor Class shares and a shareholder service fee of up to 0.15% of the average annual daily net assets attributable to Investor Class shares) and Institutional Class shares (sold without any sales loads or distribution fees, but subject to a shareholder service fee of up to 0.05% of the average annual daily net assets attributable to Institutional Class shares). Each share class represents an ownership interest in the same investment portfolio.

On December 24, 2012, 5,000 shares each of the Investor Class shares and the Institutional Class shares of the Fund were issued for cash, at $10.00 per share to Broadmark Asset Management LLC (the “Adviser”), the investment adviser to the Fund. All costs incurred by the Fund in connection with its organization and offering of shares were borne by the Adviser, for which the Adviser may seek reimbursement by the Fund as described in Note 4. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund prior to the start of operations were treated as deferred charges. Offering costs are amortized over the twelve month period following the commencement of operations using the straight line method. The Fund incurred $100,167 of offering costs and $30,536 of organizational costs for the period ended November 30, 2013.

2. Significant Accounting Policies

The following is a list of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options and Futures Valuation – The Fund’s portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open for business. The pricing and valuation of portfolio securities is determined in accordance with procedures approved by, and under the direction of, the Trust’s Board of Trustees (the “Board”). Securities listed on an exchange or quoted on a national market system are valued at the last sale price or, if it was not traded

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

during the day, at the most recent bid price. Securities traded only on over-the-counter markets are valued at the last sale price on days when the security is traded; otherwise, they are valued at closing over-the-counter bid prices. If a security is traded on more than one exchange, it is valued at the last sale price on the exchange where it is principally traded. Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation. Futures contracts which are traded on a commodities exchange are valued at their closing settlement price on the exchange on which they are primarily traded. Over-the-counter futures contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities. Short-term obligations (debt securities that mature in less than 60 days) are generally valued at amortized cost.

Securities for which market quotations are not readily available and securities for which the Fund has reason to believe the market quote should not be relied upon are valued by the Fund’s investment adviser in accordance with procedures approved by the Board. Other times when the investment adviser would make a fair value determination would be when trading in a security held by the Fund is halted and not resumed prior to the end of the market close, or if exchanges were required to close before the anticipated end of the trading day. In such cases, the value for a security may be different from most recent quoted market values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$2,970,010	$—	$—	$2,970,010
Money Market Funds	6,764,231	—	—	6,764,231
Total	$9,734,241	$—	$—	$9,734,241

Other Financial Instruments:
Futures Contracts	$86,166	$—	$—	$86,166
Futures Contracts Sold Short	1,576	—	—	1,576
Total	$87,742	$—	$—	$87,742

As of November 30, 2013, the Fund did not have any transfers in and out of any Level. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2013. It is the Fund’s policy to recognize transfers into and out of any Level, if any, at the end of the reporting period.

Share valuation – The net asset value per share of each class of the Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The net asset value per share of each class of the Fund is calculated by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Fund shares is equal to the net asset value per share of each class.

Security transactions and investment income – Security transactions are accounted for on their trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class based upon its proportionate share of total net assets of the Fund.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Dividends arising from net investment income and net capital gains, if any, are typically declared and paid one time during each calendar year. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. There were no distributions paid to shareholders during the period ended November 30, 2013. On December 6, 2013, capital gain distributions totaling $0.3272 per share were declared for each Class of the Fund. The dividend was paid on December 6, 2013 to shareholders of record on December 5, 2013. Additionally, on December 31, 2013, a capital gain distribution of $0.0095 per share was declared for each Class of the Fund. The dividend was paid on December 31, 2013 to shareholders of record on December 30, 2013.

Futures Contracts and Option Transactions – The Fund may purchase and write (sell) put and call options on broad-based stock indices and on individual securities and may enter into futures contracts. The Fund may engage in these techniques as part of its investment strategy and for hedging purposes.

When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. If an option expires unexercised on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an index option is exercised, the Fund will be required to pay the difference between the closing index value and the exercise price of the option. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

When the Fund purchases or sells a stock index futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit with the futures commission merchant an amount of cash or qualifying securities currently ranging from 5% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying stock index. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable or payable are reported on the Statement of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes its net investment income and any realized capital gains in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2013:

Tax cost of portfolio investments	$9,691,083
Gross unrealized appreciation	$43,158
Gross unrealized depreciation	—
Net unrealized appreciation on investments	43,158
Undistributed ordinary income	151,146
Undistributed long-term capital gains	131,905
Total distributable earnings	$326,209

During the period ended November 30, 2013, the Fund reclassified $10,800 of net investment loss against undistributed net realized gains from securities transactions and other financial instruments on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or net asset value per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current tax year ended November 30, 2013 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the period ended November 30, 2013, the total cost of purchases and the total proceeds from sales of investment securities, other than short-term investments, amounted to $14,585,856 and $11,736,989, respectively.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Under the terms of the Investment Management Agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment advisory fee at the annual rate of 1.15% of the Fund’s average daily net assets.

The Adviser has contractually agreed pursuant to a written Expense Limitation Agreement to reduce its investment management fees and/or reimburse other operating expenses of the Fund in order to limit total operating expenses (exclusive of brokerage costs, interest, taxes, dividends or interest on short positions, any acquired funds fees and expenses and any extraordinary expenses, such as litigation or indemnification costs) to an annual rate (as a percentage of average daily net assets) of 1.84% for Investor Class shares and 1.49% for Institutional Class shares. Accordingly, during the period ended November 30, 2013, the Adviser did not collect any of its advisory fee of $16,356 and, in addition, reimbursed the Fund for $363,660 of expenses not attributable to a particular class, $26,527 of Investor Class expenses and $26,137 of Institutional Class expenses.

Any such fee reductions or expense reimbursements by the Adviser may be reimbursed by the Fund pursuant to the terms of the expense limitation agreement, provided that the Fund is able to make such repayment without causing total ordinary operating expenses to exceed the annual rates of 1.84% and 1.49% for Investor Class shares and Institutional Class shares, respectively, and provided further that the fees and expenses for which the Adviser has requested reimbursement were incurred within the preceding three fiscal years of the repayment. As of November 30, 2013, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $569,680. The Adviser may recover a portion of this amount no later than the dates as stated below:

December 24, 2015	November 30, 2016
$137,000	$432,680

COMPLIANCE CONSULTING SERVICES

Alaric Compliance Services, LLC (“Alaric”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Fund. In addition, a Director of Alaric serves as the Trust’s Chief Compliance Officer. For these services, Alaric receives $2,000 per month from the Fund.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting and transfer agency services to the Fund. Pursuant to separate servicing agreements with Ultimus, the Fund pays Ultimus customary fees for its services.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), pursuant to which the Fund may pay intermediaries and other persons for rendering distribution services and for bearing any related expenses with respect to the Investor Class shares of the Fund, which fees will not exceed the annual rate of 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. During the period ended November 30, 2013, the Investor Class shares incurred $161 in distribution fees under the Plan.

The Fund has also adopted a shareholder services plan, pursuant to which the Fund is authorized to pay third party service providers for non-distribution related services. These payments, which are calculated daily and paid monthly, may not exceed the annual rate of 0.15% with respect to Investor Class shares and 0.05% with respect to Institutional Class shares. During the period ended November 30, 2013, the Institutional Class shares incurred $192 in shareholder services fees under the shareholder services plan. The Investor Class shares did not incur shareholder services fees during the period ended November 30, 2013.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement with Foreside Fund Services, LLC (the “Distributor”), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to the Fund.

COMPENSATION OF TRUSTEES

The Co-Chief Executive Officer of the Adviser is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Adviser, or of Ultimus. Trustees affiliated with the Adviser are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser receives from the Trust an annual retainer of $25,000, payable quarterly, plus reimbursement of travel and other expenses incurred in attending meetings.

5. Derivatives Risk and Transactions

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in put option contracts written by the Fund during the period ended November 30, 2013 were as follows:

	Option Contracts	Option Premiums
Options outstanding, beginning of the period	$—	$—
Options written	12	5,904
Options expired	(6)	(1,722)
Options cancelled in a closing purchase transaction	(6)	(4,182)
Options outstanding, end of the period	$—	$—

The average monthly notional amount of put options purchased during the period ended November 30, 2013 was $54,358.

The Fund’s positions in derivative instruments as of November 30, 2013 are recorded in the following locations in the Statement of Assets and Liabilities:

		Fair Value		Gross Notional Amount Outstanding
Type of Derivative	Location	Asset Derivatives	Liability Derivatives	November 30, 2013
Equity contracts – Futures contracts purchased	Variation margin receivable (payable)	$24,996	$—	$7,533,000
Equity contracts – Futures contracts sold short	Variation margin receivable (payable)	270	(868)	(2,435,535)
		$25,266	$(868)	$5,097,465

The average monthly notional amount of futures contracts purchased and sold short during the period ended November 30, 2013 was $1,115,984 and $290,068, respectively.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in derivative instruments for the Fund during the period ended November 30, 2013 are recorded in the following locations in the Statement of Operations:

Type of Derivative	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation (Depreciation)
Equity contracts – Option contracts written	Net realized gains from option contracts written	$568	Net change in unrealized appreciation (depreciation) on option contracts written	$—
Equity contracts – Futures contracts	Net realized gains from futures contracts	168,894	Net change in unrealized appreciation (depreciation) on futures contracts	86,166
Equity contracts – Futures contracts sold short	Net realized gains from futures contracts	(17,341)	Net change in unrealized appreciation (depreciation) on futures contracts	1,576

6. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e., money market mutual funds and exchange-traded funds (“ETFs”)). The Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of investment companies. As of November 30, 2013, the Fund had 67.6% of the value of its net assets invested in a money market mutual fund registered under the 1940 Act and 24.7% of the value of its net assets invested in a broad based index ETF.

7. Contingencies and Commitments

The Trust indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2011-11 enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management believes the adoption of these ASUs will not have a material impact on the financial statements.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BROADMARK TACTICAL PLUS FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Broadmark Tactical Plus Fund
and the Board of Trustees of Broadmark Funds

We have audited the accompanying statement of assets and liabilities of Broadmark Tactical Plus Fund (the “Fund”), a series of shares of beneficial interest of Broadmark Funds, including the schedule of investments, as of November 30, 2013, and the related statements of operations and changes in net assets and the financial highlights for the period December 31, 2012 (commencement of operations) through November 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2013 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Broadmark Tactical Plus Fund as of November 30, 2013, and the results of its operations, changes in its net assets and its financial highlights for the period December 31, 2012 through November 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
January 28, 2014

BROADMARK TACTICAL PLUS FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, class specific fees (such as Rule 12b-1 distribution fees) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2013) and held until the end of the period (November 30, 2013).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemptions fees, and does not charge a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

BROADMARK TACTICAL PLUS FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Investor Class	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,091.10	$9.65
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.84	$9.30

*
Expenses are equal to Investor Class shares’ annualized expense ratio of 1.84% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Institutional Class	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,093.80	$7.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.60	$7.54

*
Expenses are equal to Institutional Class shares’ annualized expense ratio of 1.49% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BROADMARK TACTICAL PLUS FUND
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-877-742-8061. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-877-742-8061, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge upon request by calling the Trust toll-free at 1-877-742-8061, or on the SEC’s website at http://www.sec.gov.

SUPPLEMENTAL INFORMATION (Unaudited)

As a supplement to Note 6 to the financial statements, the financial statements of the aforementioned money market mutual fund, Fidelity Institutional Money Market Portfolio – Class I (the “Portfolio”), can be found at http://www.ultimusfundsolutions.com/FMPXX. This link is the latest semi-annual report published for the Portfolio, dated September 30, 2013. Only data presented for the Portfolio is pertinent to the overall review of the financial statements of the Fund.

BROADMARK TACTICAL PLUS FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited)

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust. The address of each Trustee and officer, unless otherwise indicated, is c/o Broadmark Funds, 300 Drake’s Landing Road, Suite 150, Greenbrae, CA 94904.

Name (Year of Birth)	Position Held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees1
Robert S. Basso (1945)	Trustee	Since inception	Founder and Managing Partner of BEST Partners LLC (independent consulting firm) since 2007.	2	None
Patrick Dumas (1944)	Trustee	Since inception	Adjunct Professor at St. John's University since 2002.	2	None
Rick L. Frimmer (1951)	Trustee	Since inception	Partner at Schiff Hardin LLP since 2011 and Chief Executive Officer and Manager of Techno Sweat LLC (digital music provider) since 2007. Partner at Luce Forward Hamilton & Scripps LLP from 2006 to 2011.	2	None

BROADMARK TACTICAL PLUS FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name (Year of Birth)	Position Held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 6 Years
Interested Trustees
Daniel J. Barnett 2 (1948)	Trustee	Since inception	Chairman and Manager of the Management Committee of the Adviser since 1999, and Chief Executive Officer of Revere Capital Advisors, LLC (investment management firm) since 2007.	2	None
Christopher J. Guptill 2 (1956)	Trustee and President	Since inception	Co-Chief Executive Officer of the Adviser since 2009, and Chief Investment Officer and Manager of the Management Committee of the Adviser since 1999.	2	None

BROADMARK TACTICAL PLUS FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name (Year of Birth)	Position Held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Other Officers
Theresa M. Bridge (1969) 225 Pictoria Drive Suite 450 Cincinnati, OH 45246	Treasurer	Since inception	Vice President and Mutual Fund Controller of Ultimus Fund Solutions, LLC and Vice President of Ultimus Fund Distributors, LLC since 2000.
Edward J. Cook (1964)	Chief Compliance Officer	Since inception	Director at Alaric Compliance Services, LLC since 2007.
Frank L. Newbauer (1954) 225 Pictoria Drive Suite 450 Cincinnati, OH 45246	Secretary	Since inception	Assistant Vice President of Ultimus Fund Solutions, LLC since 2010. Prior thereto, Assistant Vice President of JPMorgan Chase Bank, N.A. from 1999 to 2010.

*	The Fund Complex is comprised of the Fund and Broadmark Tactical Fund (which has not commenced operations), the two series of the Trust.
1	An “Independent Trustee” is a Trustee who is not considered an “interested person” of the Trust, as that term is defined in the 1940 Act.
2
Each of Mr. Barnett and Mr. Guptill is an “interested person” of the Trust, as that term is defined in the 1940 Act, due to his affiliation with the Adviser. In addition to holding the positions described in the table above, Mr. Barnett currently serves as a director of the Adviser, and as a director of the following affiliates of the Adviser: Revere Securities Corp. (a registered broker-dealer), Revere Capital Investors Ltd. (a U.K.-based holding company), Revere Capital Advisors Ltd. (a U.K.-based holding company) and a pooled investment vehicle managed by the Adviser.

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-877-742-8061.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR.  During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  The name of the audit committee financial expert is Rick Frimmer.  Mr. Frimmer is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,000 with respect to the registrant’s fiscal year ended November 30, 2013.

(b)
Audit-Related Fees.  No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees.  The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000 with respect to the registrant’s fiscal year ended November 30, 2013.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
During the fiscal year ended November 30, 2013, aggregate non-audit fees of $2,000 were billed by the registrant’s principal accountant for services rendered to the registrant.  No non-audit fees were billed in the last fiscal year by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

It is currently the policy of the Nominating Committee not to consider nominees recommended by shareholders as candidates for Board membership.  The Committee will periodically reevaluate the merits of this policy.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Broadmark Funds

By (Signature and Title)*		/s/ Christopher J. Guptill
Christopher J. Guptill, President

Date	February 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Christopher J. Guptill
Christopher J. Guptill, President

Date	February 3, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	February 3, 2014

*	Print the name and title of each signing officer under his or her signature.